Fair Value Measurements (Details) - Schedule of financial liabilities subject to fair value measurements on a recurring basis - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Financial Liabilities:
Derivative liabilities		$ 4,379,944
Total Financial Liabilities		4,379,944
Level 1 [Member]
Financial Liabilities:
Derivative liabilities
Total Financial Liabilities
Level 2 [Member]
Financial Liabilities:
Derivative liabilities
Total Financial Liabilities
Level 3 [Member]
Financial Liabilities:
Derivative liabilities		4,379,944
Total Financial Liabilities		$ 4,379,944